DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS

4.DISCONTINUED OPERATIONS

In November 2020, the Company approved a disposal plan to wind down its Dianjia.com services business by the end of December 31, 2020 and committed to a plan to sell its Wowo convenience stores (“Store+ disposal plan”) in order to increase focus on the Company’s core businesses. All of the components of the Store+ segment are reported as discontinued operations in the consolidated statements of comprehensive (loss) income for the current year and all comparative periods in accordance with ASC 210-05, Discontinued Operations (“ASC 210-05”) as the disposal plan of the Store+ segment represented a strategic shift that had a major effect on the Company’s operations and financial results. Further, the related current and non-current assets and liabilities associated with the Store+ disposal group are reflected as held-for-sale in the consolidated balance sheets as at December 31, 2020. The numbers in all of the relevant footnote disclosures are also adjusted for the current year and comparative periods. No loss was recognized on the initial measurement of the disposal group as held-for-sale.

On November 18, 2021, the Company completed the disposal transaction of Sichuan Wowo with a cash consideration of RMB250,000 and recognized a corresponding loss on disposal of RMB34,276 in net income (loss) from discontinued operations in the consolidated statements of comprehensive (loss) income for the year ended December 31, 2021.

In October 2021, the Company approved a disposal plan to sell BEST Network. All of the components of the Express segment are reported as discontinued operations in the consolidated statements of comprehensive (loss) income for the current year and all comparative periods in accordance with ASC 210-05 as the disposal plan of the express segment represented a strategic shift that had a major effect on the Company’s operations and financial results. Further, the related current and non-current assets and liabilities associated with the express disposal group are reflected as held-for-sale in the consolidated balance sheets as at December 31, 2020. The numbers in all of the relevant footnote disclosures are also adjusted for the current year and comparative periods. No loss was recognized on the initial measurement of the disposal group as held-for-sale.

On December 9, 2021, the Company completed the disposal transaction of BEST Network with cash consideration of RMB3,876,286 and liabilities assumed by the buyer of RMB5,612,888. The Company recognized a gain on disposal of BEST Express of RMB3,213,599 in net income (loss) from discontinued operations in the consolidated statements of comprehensive (loss) income for the year ended December 31, 2021.

4.DISCONTINUED OPERATIONS (CONTINUED)

The following tables set forth statement of operations and cash flows of discontinued operations of Store+ services and BEST Express (“Discontinued Operations”) which were included in the Company’s consolidated financial statements:

	For the years ended December 31,
	2020	2021*	2022	2022
	RMB	RMB	RMB	US$
Revenue	21,667,354	16,334,363	—	—
Cost of revenue	(21,389,399)	(17,313,107)	—	—
Gross profit (loss)	277,955	(978,744)	—	—
Selling expenses	(687,328)	(364,917)	—	—
General and administrative expenses	(566,169)	(530,479)	(31,617)	(4,584)
Research and development expenses	(87,671)	(51,465)	—	—
Other operating income, net	35,753	243,391	—	—
Total operating expenses	(1,305,415)	(703,470)	(31,617)	(4,584)
Loss from discontinued operations	(1,027,460)	(1,682,214)	(31,617)	(4,584)
Interest income	19,200	15,099	—	—
Interest expenses	(55,430)	(32,613)	—	—
Foreign exchange loss	(3,715)	(2,367)	—	—
Gains on disposal	—	3,179,323	—	—
Other income	56,315	37,570	—	—
Other expense	(8,614)	(41,309)	(6,847)	(993)
(Loss) Income before income taxes	(1,019,704)	1,473,489	(38,464)	(5,577)
Income tax expense	(3,086)	—	—	—
Net (loss) income from discontinued operations	(1,022,790)	1,473,489	(38,464)	(5,577)

*

Including the financial results of discontinued operations of Store+ and BEST express delivery services from January 1, 2021 to November 30, 2021 and from January 1, 2021 to December 8, 2021, respectively.

During the year ended December 31, 2021 and 2022, total financial results presented in the Company’s continuing operations from the Discontinued Operations after the disposals transactions as intra-entity transactions are as follows:

	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Revenue
Freight delivery	6,271	45,664	6,621
Supply chain management	4,500	16,547	2,399
Others	42,162	20,080	2,911
Total revenue	52,933	82,291	11,931
Cost of revenue
Freight delivery	(4,274)	(34,262)	(4,967)
Supply chain management	(3,390)	(5,315)	(771)
Others	(4,036)	(13,761)	(1,995)
Total cost of revenue	(11,700)	(53,338)	(7,733)
Interest income	4,671	—	—

During the year ended December 31, 2021 and 2022, the net cash inflows received by the Company’s continuing operations from the Discontinued Operations after the disposal transactions were RMB43,678 and RMB246,106 (US$35,682), respectively.